INCOME TAXES - Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current
U.S. Federal	$ 49	$ 478	$ 13
U.S. State	27	57	22
Non-U.S.	914	943	1,038
Total current tax expense	990	1,478	1,073
Deferred
U.S. Federal	10	(209)	58
U.S. State	(54)	(23)	17
Non-U.S.	62	3	114
Total deferred tax expense (benefit)	18	(229)	189
Tax expense	$ 1,008	$ 1,249	$ 1,262